November 8, 2004



Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:      NATIONAL PATENT DEVELOPEMTN CORPORATION
         AMENDMENT NO. 3 N FORM S-1/A
         REGISTRATION STATEMENT NO. 333-118568

Dear Sir/Madam:

         On behalf of National Patent Development Corporation (the "Company"), transmitted herewith for filing is the Company's Amendment No. 3 on Form S-1/A, with exhibits.

         If there is any question in connection with this filing, please call the undersigned at (914) 249-9716.

                                Very truly yours,



                                Andrea D. Kantor